TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT	TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT
Preferred stocks (temporary equity):
As of December 31, 2021, no shares of preferred stock have been issued or are outstanding as all preferred stock were converted to common stock upon the Closing of the Transaction. In addition, the Company’s Certificate of Incorporation authorized the issuance of 500,000 shares of preferred stock, par value $0.0001 per share.
The Certificate of Incorporation authorizes the Board to establish one or more series of preferred stock. Unless required by law or any stock exchange, the authorized shares of preferred stock will be available for issuance without further action by the holders of our common stock. The Board has the discretion to determine the powers, preferences and relative, participating, optional and other special rights, including voting rights, dividend rights, conversion rights, Redemption privileges and liquidation preferences, of each series of preferred stock. The issuance of preferred stock may have the effect of delaying, deferring or preventing a change in control of the Company without further action by the stockholders. Additionally, the issuance of preferred stock may adversely affect the holders of our common stock by restricting dividends on our common stock, diluting the voting power of our common stock or subordinating the liquidation rights of our common stock. As a result of these or other factors, the issuance of preferred stock could have an adverse impact on the market price of our common stock. At present, the Company has no plans to issue any preferred stock.
As of December 31, 2020, the Company had the following preferred stock on the Balance Sheet:

	Authorized	Issued and outstanding	Carrying Value	Liquidation Preference/Redemption Value
	December 31,	December 31,	December 31,	December 31,
	2020	2020	2020	2020
Series A preferred stocks	11,296,649	11,075,128	2,988,788	3,000,000
Series A-1 preferred stocks	2,124,239	2,124,239	986,529	1,000,000
Series B preferred stocks	4,149,641	4,149,641	1,500,000	1,500,000
Series B-1 preferred stocks	2,124,241	2,124,241	1,000,000	1,000,000
Series B-2 preferred stocks	14,523,750	14,523,750	6,971,930	7,000,000
Series C preferred stocks	11,438,289	11,113,266	9,445,233	9,500,002
Series D preferred stocks	7,376,285	7,376,285	9,972,537	10,000,001
Series E preferred stocks	8,327,431	8,327,431	15,000,000	15,000,000
Series F preferred stocks	12,876,359	12,876,359	39,131,983	39,131,983
Total	74,236,884	73,690,340	$86,997,000	$87,131,986
Preferred A, A-1, B, B-1, B-2, C, D, E and F stocks have all rights as common stocks. In addition, they have rights of conversion into common stocks and preference in liquidation event.
On January 7, 2019, the Company issued 12,876,359 Series F preferred stocks in a par value of $0.001, resulting in $29,692 of equity investments, net of issuance cost.
Prior to the Closing of the Transaction, the Company’s preferred stock was classified as temporary equity in the accompanying consolidated balance sheets in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities whose redemption is based upon certain change in control events outside of the Company’s control, including liquidation, sale or change of control of the Company.
Upon the Closing of the Transaction, the 73,690,340 outstanding shares of preferred stock (before exchange ratio adjustment) were converted into 73,690,340 shares of the common stock of the Company.
The rights, preferences, and privileges of preferred stock were as follows:
Voting Rights
Each share of the preferred stocks shall entitle the holder to the number of votes equal to the number of shares of common stocks into which such shares of preferred stocks could be converted. Until an initial public offering, written consent, or affirmative vote of the Series F majority, will be required for certain transactions by the Company, as mentioned in the Certificate of Incorporation.
Dividend Rights
Holders of preferred stocks shall be entitled to receive, when and if declared by the Board of Directors, out of any assets legally available, non-cumulative dividends in an amount equal to the original issuance price per share.
Preferred Stockholders are entitled to receive preference in terms of dividend distributions. Dividends for preferred stocks shall be distributed in the sequence listed below:
a.Series F preferred stocks
b.Series E preferred stocks
c.Junior preferred stocks i.e. all preferred stocks other than Series F and E preferred stock. These rank on an equal footing as and senior to the common stock and any other capital stock of the Company that is junior to the junior preferred stocks, as to dividends.
d.After all dividend preferences have been paid in full upon the shares of preferred stocks, any remaining dividends declared will be distributed to the holders of common stocks and preferred stocks, pro rata in proportion to the number of shares of common stocks held by each such holder on an as-if converted to common stock basis.
No dividends have been declared to date as of the Closing of the Transaction, on which date all outstanding shares of preferred stock were converted into common stock of the Company.
Liquidation Preference
In the event of any liquidation event where liquidation event means liquidation, bankruptcy, dissolution, reorganization or winding up of the Company, either voluntary or involuntary, or any deemed liquidation event (including change in control), all of the holders of preferred stocks shall be entitled to receive, each with respect to its original issue price, an amount per share in accordance with the priorities and liquidation preferences as follows:
1.First, the holders of shares of Series F preferred stock shall be entitled to receive pro-rata, on a pari passu basis with each other, and prior and in preference to any distribution of any of the assets of the Company to the holders of common stock and the other holders of preferred stock, by reason of their ownership thereof, the Series F liquidation preference.
2.Second, the holders of shares of Series E preferred stock shall be entitled to receive pro-rata, on a pari passu basis with each other, and prior and in preference to any distribution of any of the assets of the Company to the holders of common stock and the other holders of preferred stock other than Series F preferred stock.
3.Third, the holders of shares of all other preferred stock, shall be entitled to receive pro-rata, on a pari passu basis with each other, and prior and in preference to any distribution of any of the assets of the Company to the holders of common stock.
If upon the occurrence of a liquidation event, the assets to be distributed among the holders of any class of preferred stocks are insufficient to permit the payment to such holders of their full preferred preference, then the entire assets of the Company legally available for distribution will be distributed ratably among the holders of that class of preferred stocks in proportion to the preferential amounts such holders are entitled to receive.
Conversion Rights
Each share of preferred stocks will be convertible, without payment of additional consideration at the option of the holder thereof, at any time after the date of issuance of such share into such number of fully paid and non-assessable shares of common stocks at any time after the date of issuance of such share into such number of fully paid and non-assessable shares of common stock according to a conversion ratio which is determined by dividing the original issue price (in effect on the date the certificate is surrendered for conversion) by the conversion price. The conversion price per share for shares of preferred stocks shall initially be equal to the original issue price, however, it shall be subject to adjustments pertaining to (i) certain splits and combinations (ii) other distributions (iii) recapitalizations, and (iv) adjustments for dilutive issues.
Each share of preferred stocks would automatically be converted into shares of common stocks at the conversion ratio upon the earlier of (i) the closing of an IPO with gross proceeds for the Company and any other participants in such IPO of at least $60,000 and a price per share reflecting an equity value of the Company of $500,000 or more and that is underwritten by an investment bank acceptable to a majority of the outstanding shares of Series F preferred stocks; or (ii) a resolution approved by holders of at least a majority of the voting power underlying the Company’s issued and outstanding shares of preferred stocks and a majority of the outstanding shares of Series F preferred stocks.
Upon the Closing of the Transaction, the 73,690,340 outstanding shares of preferred stock were converted into 73,690,340 shares of the common stock of the Company.
Redemption Rights
Series F Preferred stock: At the election of Series F preferred stocks majority, within the five year anniversary of the Series F preferred stocks original issue date or upon occurrence of a liquidation event, each of the Series F preferred stocks unit will be subject to redemption at a price per unit equal to the greater of (i) the Series F liquidation preference and (ii) the fair market value of a single share of Series F preferred stocks (or common stocks, as applicable) as of the Series F redemption date.
If the Company does not have sufficient funds legally available to redeem all shares of Series F preferred stocks and of any other class or series of stock to be redeemed, the Company will first redeem all shares of Series F Preferred stock and then redeem a pro rata portion of each other holder’s shares of such stock. As of Closing of the Transaction and December 31, 2020, the Series F redemption value was $116,195 and $39,132, respectively.
Series E Preferred stock: At the election of Series E preferred stocks majority, and subject to the prior payment in full due to the holders of shares of Series F preferred stocks, shares of Series E preferred stocks will be redeemed by the Company at a price equal to the Series E original issue price per share, plus all declared but unpaid dividends thereon in three annual installments commencing at any time on or after the six year anniversary of the Series F preferred stocks original issue date. As of Closing of the Transaction and December 31, 2020 the Series E redemption value was $15,000.
Balance Sheet Classification and Measurement
Series F preferred stocks are redeemable at the election of the holders within the five-year anniversary of the original issue date; thus, the Company classified the stock outside permanent equity pursuant to ASC 480-10-S99. Since redemption is probable, the Company recognized changes in the redemption value immediately as they occur and adjust the carrying amount of the Series F preferred stocks to equal the redemption value at the end of each reporting period. For the year ended December 31, 2021, 2020 and 2019, the Company recorded adjustments of $77,063, $7,297 and $1,835, respectively. The 2020 and 2021 adjustments were charged against additional paid in capital and accumulated deficit, since the Company does not believe additional paid in capital can be recorded as a negative amount. As there are no retained earnings, the 2019 adjustment was charged against additional paid in capital.
Series E preferred stocks are redeemable at the election of the holders if Series F preferred stock will be redeemed; thus, the Company classified the stock outside permanent equity pursuant to ASC 480-10-S99. Since redemption is probable, the Company recognized changes in the redemption value immediately as they occur and adjusted the carrying amount of the Series E preferred stocks to equal the redemption value at the end of each reporting period. The Company did not record any adjustment for the year ended December 31, 2021 and 2020. For the year ended December 31, 2019, the Company recorded an adjustment of $172. As there are no retained earnings, the 2019 adjustment was charged against additional paid in capital.
All other classes of preferred stocks are redeemable in a deemed liquidation event, which is not under the control of the Company; thus, the Company classified the stock outside permanent equity pursuant to ASC 480-10-S99. As of the Closing of the Transaction and December 31, 2020, the Company did not adjust the carrying values of the stock to the deemed liquidation values of such shares since a deemed liquidation event was not probable.
Stockholders’ equity/ (deficit):

	Authorized		Issued		Outstanding
	December 31,		December 31,		December 31,
	2021	2020	2021	2020	2021	2020
Stocks of $0.0001, par value each:
Common stocks	500,000,000	100,634,071	119,017,380	18,189,937	119,017,380	16,275,609
The shares of the Company’s common stock, prior to the Transaction (as defined in Note 1) have been retrospectively adjusted to reflect the exchange ratio of 1.337 established in the Transaction as described in Note 5.
i.Common stocks:
The rights and privileges of the common stocks are as follows:
Voting Rights
The holders of the common stocks are entitled to one vote for each share of common stocks.
Dividend Rights
Subject to preferences that may be applicable to dividends of any outstanding preferred stocks, dividends may be paid on the common stocks as and when declared by the Board of Directors. Such dividends will be distributed among the holders of common stocks pro rata in proportion of the number of common stocks held by each.
Liquidation Rights
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company’s affairs, the holders of the Company common stock are entitled to share ratably in all assets remaining after payment of the Company’s debts and other liabilities, subject to prior distribution rights of the Company preferred stock or any class or series of stock having a preference over the Company common stock, then outstanding, if any.
Redemption Rights
The common stocks are not redeemable.
The Company has reserved the following shares of common stock for issuance:

	December 31,
	2021	2020
Options outstanding	11,302,275	13,204,528
Options available for future option grants	208,704	1,548,562
Total	11,510,979	14,753,090
Options outstanding and options available for future option grants have been retroactively adjusted to give effect to the exchange ratio.
ii.Treasury stocks:
On December 10, 2012, the Company purchased 1,914,328 common stocks of $0.001 par value each, for a total consideration of $1,629. The treasury stocks were cancelled upon the Closing of the Transaction.
iii.Equity classified warrants:
The Company issued 133,725 warrants to American Friends of Tmura, Inc. (the “Holder”) on February 25, 2010 to purchase an aggregate of 133,725 shares of the Company’s common stock, $0.001 par value each, with an exercise price of $0.07 which is subject to an adjustment on the occurrence of certain events. The warrants are exercisable until March 1, 2029. In lieu of exercising the warrants, the Holder may convert the warrants, in whole or in part, into a number of shares determined by dividing (a) the aggregate fair market value of the shares or other securities issuable upon exercise of the warrants minus the aggregate warrant price of such shares by (b) the fair market value of one share. The warrants were recorded within equity based on their fair value on the date of issuance. These warrants are not remeasured.  All equity classified warrants were exercised in November 2021 on a non-cash basis.